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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year Ended or Quarter Ended: March 31, 2004


Check here is Amendment [ ] Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Highland Capital Management, L.P.
13455 Noel Road Suite 1300
Dallas, TX 75240

Form 13F File Number: 28-10659

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:

Name:       James D. Dondero
Title:      President
Phone:      972-628-4100

Signature, Place and Date of Signing:




/s/ James D. Dondero       Dallas, TX                    May 13, 2004
[Signature]                [City, State]                 [Date]


Report Type: (Check only one):

[X] 13F Holdings Report (Check here if all holdings of this reporting managers are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager (s). )

[ ] 13F Combination Report (Check here only if a portion of the holdings for this reporting manager are reported this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
NONE

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers: none

Form 13F Information Table Entry Total: 18

Form 13 F Information Table Value Total:  182,925
                                         (Thousands)


List of Other included Managers:

Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

NONE


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                                                     FORM 13F INFORMATION TABLE

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COLUMN 1              COLUMN 2   COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF              TITLE OF                  VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                CLASS       CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.            COMMON    31162100        6,263       107,700  SH               SOLE                    SOLE
Apartment
Investment &
Management Co.         COMMON    03748R101         249         8,000  SH               SOLE                    SOLE
COVAD
Communications
Group                  COMMON    222814204       4,410     1,750,000  SH               SOLE                    SOLE
Cox Commications,
PCS, L.P.              COMMON    224044107       3,824       121,000  SH               SOLE                    SOLE
Genesis
Healthcare
Corporation            COMMON    37184D101      15,572       639,518  SH               SOLE                    SOLE
Home Depot
Corporation            COMMON    437076102       4,263       114,100  SH               SOLE                    SOLE
Hospitality
Properties             COMMON    44106M102       1,392        30,000  SH               SOLE                    SOLE
Interstate Hotels
Corporation            COMMON    46088S106         221        37,500  SH               SOLE                    SOLE
La Quinta
Corporation            COMMON    50419U202         226        30,000  SH               SOLE                    SOLE
Macerich Company       COMMON    554382101         221         4,100  SH               SOLE                    SOLE
Manitowoc              COMMON    563571103       1,469        49,674  SH               SOLE                    SOLE
Mariner Health
Care, Inc.             COMMON    56845X108      14,176       832,422  SH               SOLE                    SOLE
Neighborcare Inc       COMMON    64015Y104     124,818     5,123,904  SH               SOLE                    SOLE
Nextel
International Inc.     CLASS B   62913F201       3,930       112,038  SH               SOLE                    SOLE
NTL Inc.               COMMON    62940M104       1,322        22,205  SH               SOLE                    SOLE
Pathmark Stores        PRFD      70322A119          17        17,481  SH               SOLE                    SOLE
US Unwired, Inc.       COMMON    90338R104         245       135,300  SH               SOLE                    SOLE
Verizon
Communications Inc.    COMMON    92343V104         307         8,400  SH               SOLE                    SOLE
                                            ----------
                                               182,925
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